Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax

Note 15. Income tax

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2025, 2024 and 2023.

Indonesia

Domestic statutory corporate income tax rate in Indonesia is 22% for the years ended December 31, 2025, 2024 and 2023. However, public companies that meet certain conditions are eligible for a reduced rate of 19%.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the years ended December 31,
	2025	Effective Tax rate	2024	Effective Tax rate	2023	Effective Tax rate
Net loss before income taxes	$(8,692,909)		$(6,775,419)		$(5,162,454)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(1,477,795)	(17.0)%	(1,151,821)	(17.0)%	(877,617)	(17.0)%
Effect of different tax rates	(175,099)	(2.0)%	(76,503)	(1.1)%	51,540	1.0%
Non-deductible expenses	281,727	3.2%	304,136	4.5%	302,956	5.9%
Unrecognized deferred tax asset	1,371,167	15.8%	924,188	13.6%	523,121	10.1%
Total tax provision	$—	—	$—	—	$—	—

(*)	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

The components of the deferred tax assets are as follows:

	As of December 31,
	2025	2024
Tax loss carry forwards	$18,423,741	$15,794,453
Deferred tax assets	3,132,036	2,685,057
Valuation allowance	(3,132,036)	(2,685,057)
Total deferred tax assets, net	$—	$—

According to Singapore Income Tax Act, due to change of ownership in New Retail, the tax losses carry forwards of $9,175,965, $8,637,591 and $8,596,330 for the years ended December 31, 2025, 2024 and 2023, respectively, cannot be used to offset future profit.